Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables And Accruals [Abstract]
Trade payables	$ 30,543	$ 5,783
Machinery and equipment payables	13,044	2,106
Accrued expenses	113,688	31,145
Value added tax payable	4,682	515
Other tax payable	1,885	488
Withholding tax payable	301	74
Bonus and benefit payables	44,098	10,884
Other payables	3,187	7,895
Total accounts payable and accrued liabilities	$ 211,428	$ 58,890